Borrowings (Details Textual) ₪ in Millions, $ in Millions	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Borrowings (Details Textual)
Total Borrowings from collateralized liabilities		$ 8,320	$ 15,370
Financial leases		1	24
Corresponding to the operations center in israel		$ 311,674	$ 393,641
NIS [Member]
Borrowings (Details Textual)
Loss on swap of debt | ₪	₪ 153